Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

As of September 30, 2025 and 2024, intangible assets, net, consisted of the following:

	As of September 30,
	2025	2024

Intangible assets, gross	$1,368,417	$1,158,243
Less: accumulated amortization	(467,382)	(64,347)
Intangible assets, net	$901,035	$1,093,896

Schedule of Estimated Aggregate Intangible Asset Amortization Expense

The estimated aggregate intangible asset amortization expense for the next three fiscal years is as follows:

As of September 30,	Estimated Amortization Expense
2026	$456,139
2027	391,894
2028	53,002
$901,035